CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues		$ 37,037,108	$ 31,457,908	$ 35,091,174
Cost of revenues		(4,383,363)	(4,227,409)	(7,054,323)
Gross profit		32,653,745	27,230,499	28,036,851
Operating expenses:
Selling and marketing expenses		(4,061,116)	(2,547,000)	(3,585,138)
General and administrative expenses		(7,103,226)	(8,546,880)	(6,960,604)
Research and development expenses		(6,174,365)	(4,274,894)	(3,859,392)
Total operating expenses		(17,338,707)	(15,368,774)	(14,405,134)
Income from operations		15,315,038	11,861,725	13,631,717
Interest expense		(576,752)	(285,833)	(299,269)
Interest income		393	1,562	8,553
Subsidy income		266	791,959	1,375,447
Other expenses, net		(651,657)	(10,211)	(194,580)
Income before income tax		14,087,288	12,359,202	14,521,868
Income tax provision		(1,489,190)	(1,701,019)	(1,746,897)
Net income		12,598,098	10,658,183	12,774,971
Less: Net income attributable to non-controlling interests		(144,729)	(112,205)	(206,221)
Net income attributable to Baird Medical Investment Holdings Limited's shareholders		12,453,369	10,545,978	12,568,750
Other comprehensive loss
Foreign currency translation adjustments		(1,135,939)	(728,688)	(1,506,905)
Total comprehensive income		11,462,159	9,929,495	11,268,066
Non-controlling interests		(144,729)	(112,205)	(206,221)
Comprehensive income attributable to Baird Medical Investment Holdings Limited's shareholders		$ 11,317,430	$ 9,817,290	$ 11,061,845
Net income per share - basic (in dollars per share)	[1]	$ 0.49	$ 0.41	$ 0.49
Net income per share - diluted (in dollars per share)	[1]	$ 0.49	$ 0.41	$ 0.49
Weighted average number of shares - basic	[1]	25,555,096	25,555,096	25,555,096
Weighted average number of shares - diluted	[1]	25,627,992	25,555,096	25,555,096

[1]	Shares related information for all periods retrospectively reflect the adjustments for Reverse Recapitalization (Note 3).